Related Party Transactions	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Related Party Transactions

11. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 8):

	December 31, 2018	December 31, 2017
Directors and officers of the Company	1	42

Total	1	42

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a) Related party transactions

2018

As of December 31, 2018, Sentient beneficially owns 369,809,820 common shares constituting approximately 46.93% of the currently issued and outstanding common shares. Note 10(a).

As of December 31, 2018, CATL beneficially owns, or exercises control or direction over approximately 25.38% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company. Note 10(a).

During the year ended December 31, 2018, the Company recorded $174 (2017 - $244), (2016 - $347) in fees charged by a legal firm in which the Company’s chairman is a consultant.

During the year ended December 31, 2018, the Company recorded $Nil (2017 - $Nil) (2016 - $16) in rent and utilities expense to VMS Ventures Inc. a company that was previously a significant shareholder through common directors, which was included in general and administrative expense.

2017

On August 15, 2017, Sentient subscribed for a total of 38,666,666 units under the private placement equity financing transaction described in Note 10 for a total net proceeds of $2,900. As part of the subscription, Sentient was granted 19,333,333 common share purchase warrants exercisable at $0.12 until August 15, 2019.

On June 8, 2017, Sentient acquired 94,666,666 units in the equity financing as described in Note 10 for net proceeds of $7,100. As part of the Offering, Sentient was granted 47,333,333 common share purchase warrants exercisable at $0.12 until June 8, 2019.

2016

During the year ended December 31, 2016, the Company issued 952,380 common shares to Sentient for a fee for advancing the loan of $4,500 at a fair value of $95. The Company discounted the loan with the interest not being charged by Sentient using an interest rate of 15% per annum and an amount of $265 was booked to capital contribution reserve. Note 9.

During the year ended December 31, 2016, Sentient acquired 120,428,939 common shares. The common shares were acquired as to 952,380 common shares at a fair value of $95 as a finance fee and 119,476,559 common shares as part of the private placements at a price of $8,960.

(b) Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

	December 31, 2018	December 31, 2017	December 31, 2016
Geological consulting fees – expensed	104	35	6
Geological consulting fees – capitalized	18	178	44
Management fees – expensed	747	749	756
Salaries - expensed	181	128	103
Share-based payments	192	358	186
Total	1,242	1,448	1,095